Financial Risk Factors and Risk Management - Details on Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest Rate Swaps for EUR | 2027.
FINANCIAL RISK FACTORS
Nominal amount	€ 1,000	€ 1,000
Average variable interest rate	5.941%	3.949%
Interest Rate Swaps for EUR | 2028.
FINANCIAL RISK FACTORS
Nominal amount	€ 1,000	€ 1,000
Average variable interest rate	5.365%	3.373%
Interest Rate Swaps for EUR | 2029
FINANCIAL RISK FACTORS
Nominal amount	€ 800	€ 800
Average variable interest rate	4.705%	2.713%
Interest Rate Swaps for EUR | 2030
FINANCIAL RISK FACTORS
Nominal amount	€ 500	€ 500
Average variable interest rate	5.34%	3.348%
Interest Rate Swaps for EUR | 2031
FINANCIAL RISK FACTORS
Nominal amount	€ 1,250	€ 1,250
Average variable interest rate	5.503%	3.511%
Interest Rate Swaps for USD | 2027
FINANCIAL RISK FACTORS
Nominal amount	€ 90	€ 94
Average variable interest rate	6.15%	5.15%